Financial Instruments and Fair Value Measurements (Details) (Narrative) (USD $)	6 Months Ended
	Jun. 30, 2011 Integer	Jun. 30, 2010
Number of Interest Rate Derivatives Held	29
Notional Amount of Interest Rate Derivatives	$ 2,500,000,000
Cash Flow Hedge Gain (Loss) Reclassified to Earnings, Net	6,670,000	6,198,000
Cash Flow Hedge Gain (Loss) to be Reclassified within Twelve Months	13,610,000
Carrying Value Long Lived Assets Held And Used Prior Impairment	176,087,000
Carrying Value Assets Held For Sale	26,117,000
Impairment charge	$ 112,104,000	$ 0